WP Smaller Companies Income Plus Fund
SUMMARY
Investment Objective.
The investment objective of the Smaller Companies Fund is total return.
Fees and Expenses of the Smaller Companies Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WP Smaller Companies Income Plus Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WP Smaller Companies Income Plus Fund Institutional Class Shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.17%	[1]
Acquired Fund Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	3.98%	[2]
[1]	"Other Expenses" include 0.40% for payment of interest expenses related to short investments.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the Smaller Companies Fund's ratio of expenses to average net assets in the Smaller Companies Fund's Financial Highlights, which reflects the operating expenses of the Smaller Companies Fund and does not include "Acquired Fund Fees and Expenses."

Example.

The following Example is intended to help you compare the cost of investing in the Smaller Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Smaller Companies Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
WP Smaller Companies Income Plus Fund | Institutional Class Shares | USD ($)	400	1,212	2,041	4,189

Portfolio Turnover.

The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Smaller Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Smaller Companies Fund.

The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund’s investment objective may be changed without shareholder approval; however, the Smaller Companies Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Smaller Companies Fund’s investment objective.

The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s investment adviser will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The Underlying Small-Cap Funds in which Smaller Companies Fund invests consider small-capitalization issuers to be, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index. As of January 31, 2019, the largest company in the Russell 2000® Index had a market capitalization of $7.1 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying Small-Cap Funds based on the following criteria: expense ratio, trading value relative to its net asset value, liquidity, the Underlying Small-Cap Fund’s overall float and size, amount and frequency of its distributions, percentage of its aggregate holding having an appropriate market capitalization, the Underlying Small-Cap Funds’ performance compared historically to the small company stock indices and the availability of individual call options on the Underlying Small-Cap Fund.

The Smaller Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s investment adviser generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the adviser’s judgment of the advantages of selling call options on the Smaller Companies Fund’s investments.

The Smaller Companies Fund may also sell put options on ETFs that the Fund’s investment adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Smaller Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Fund’s investment adviser rebalances the Smaller Companies Fund’s investments in the Underlying Small-Cap Funds as the adviser deems necessary and appropriate. The Smaller Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Smaller Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Smaller Companies Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Smaller Companies Fund.

An investment in the Smaller Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Smaller Companies Fund will be successful in meeting its investment objective. Generally, the Smaller Companies Fund will be subject to the following additional risks:

Small-Capitalization Companies—Investing in small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-capitalization securities may be more limited than the market for larger companies.

Shares of Other Investment Companies and ETFs—You will indirectly bear fees and expenses charged by the underlying funds in which the Smaller Companies Fund may invest in addition to the Smaller Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Smaller Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund—The Smaller Companies Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Smaller Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Smaller Companies Fund. The Smaller Companies Fund will receive a premium from the purchaser of a covered call option sold by the adviser, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling—The number of call options the Smaller Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Smaller Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The Smaller Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Smaller Companies Fund, which magnifies the Smaller Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the value of securities in the Smaller Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style—To the extent the Smaller Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity—Equity risk is the risk that securities held by the Smaller Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Smaller Companies Fund participate, and the particular circumstances and performance of those companies whose securities the Smaller Companies Fund holds.

Active Trading—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the Smaller Companies Fund will be able to achieve its investment objective.

Performance.

The bar chart below shows how the Smaller Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Smaller Companies Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Smaller Companies Fund. Past performance (before and after taxes) of the Smaller Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Year-by-Year Total Return (for periods ended December 31) Smaller Companies Fund - Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2018 was (19.38)%. During the period shown in the bar chart, the highest return for a quarter was 12.11% during the quarter ended June 30, 2018 and the lowest return for a quarter was (32.16)% during the quarter ended December 31, 2018.

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - WP Smaller Companies Income Plus Fund	1 Year		Since Inception		Inception Date
Institutional Class Shares	(19.38%)		2.23%		Jan. 04, 2016
Institutional Class Shares | Return After Taxes on Distributions	(19.38%)		2.07%		Jan. 04, 2016
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(12.21%)		1.82%		Jan. 04, 2016
S&P 500® Total Return Index	(4.38%)	[1]	9.84%	[1]	Jan. 04, 2016
Russell 2000® Total Return Index	(11.01%)	[2]	8.26%	[2]	Jan. 04, 2016
[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2018 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.